DESCRIPTION OF BUSINESS (Details) (USD $)	Dec. 31, 2012 Rate	May 13, 1994 Rate entities vessel
Description of Business [Abstract]
Number of Other Subsidiaries in the Group		2
Number of Vessels Owned by Group		4
Frontline Investment In ITCL	82.47%
Serial First Preferred Mortgage Notes issued by CPTC		$ 167,500,000
First Preferred Mortgage Notes issued by CPTC		117,900,000
First Preferred Mortgage Note Percentage	8.52%	8.52%
Serial Loans Allocated to Company		41,410,000
Term Loans Allocated to Company		$ 40,262,000